SEGMENT INFORMATION - Entity-Wide Disclosure Long-Lived Assets (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 2,505	$ 1,851
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	1,453	1,188
CANADA
Segment Reporting Information [Line Items]
Long-Lived Assets	279	2
GERMANY
Segment Reporting Information [Line Items]
Long-Lived Assets	244	192
Rest Of World
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 529	$ 469